As filed with the Securities and Exchange Commission on October 13, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2014 – August 31, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

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TABLE OF CONTENTS
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

A Message to Our Shareholders (Unaudited)	1
Performance Chart and Analysis (Unaudited)	2
Schedule of Investments	3
Schedule of Call and Put Options Written	4
Notes to Schedules of Investment and Call and Put Options Written	10
Statement of Assets and Liabilities	11
Statement of Operation	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	21
Additional Information (Unaudited)	22

IMPORTANT INFORMATION

The views expressed in this report are those of the Dividend Plus+ Income Fund’s (the “Fund”) managers as of August 31, 2015, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The Fund may invest in securities issued by smaller and medium-sized companies, which typically involves greater risk than investing in larger, more established companies. Selling call options risk occurs if the Fund is required to sell an underlying security and forego gains if the price exceeds the exercise price before expiration date. Selling put options risk is that the Fund will incur a loss from the sale of the option and the security’s current market value if selling put options of an underlying security at a market price below the exercise price. Option risks include, but are not limited to, the possibility of an imperfect correlation between the movement in the options’ prices and that of the securities/indices hedged (or used for cover), which may render a given hedge unable to achieve its objective; possible loss of the premium paid for options; and potential inability to benefit from the appreciation of an underlying security above the exercise price. ADRs (American Depositary Receipt) may be subject to international trade, currency, political, regulatory and diplomatic risks. The Fund is also subject to other risks, such as fixed-income securities risk, which are detailed in the Fund’s prospectus.

A put is an option contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying asset at a set price within a specified time. A cash-secured put is a put for which the writer deposits an amount of cash equal to the option’s exercise price. A call is an option contract giving the owner the right (but not the obligation) to buy a specified amount of an underlying security at a specified price within a specified time. A covered call is an options strategy whereby an investor holds a (long) position in an asset and writes (sells) call options on that same asset in an effort to, potentially, generate increased income from the asset. A call option is out-of-the-money if the stock price is below its strike price and a put option is out-of-the-money if the stock price is above its strike price. The spread to strike price is the difference between the current price of the security and the strike price. Strike price is the price at which a specific options contract can be exercised. Beta is a measure of a fund’s sensitivity to market movements. A portfolio with a beta greater than 1 is more volatile than the market, and a portfolio with a beta less than 1 is less volatile than the market. Premium realized through the sale of options is not distributable as quarterly income.

Effective September 28, 2015, the Dividend Plus+ Income Fund’s name was changed to the MAI Managed Volatility Fund.

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DIVIDEND PLUS+ INCOME FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
AUGUST 31, 2015
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

Dear Shareholder,

Over the past fiscal year, which ended August 31, 2015, the Dividend Plus+ Income Fund’s (the “Fund”) Institutional Class returned -1.99%. Over the same period, the S&P 500® Index (the “S&P 500”) gained 0.48%. Volatility of the Fund's monthly returns was 5.87% compared to 10.79% for the S&P 500.  During the Fund’s fiscal year, the yield for 10 year bonds issued by the U.S. Treasury began the period at 2.34% and closed the year even lower at 2.22%.

The Chicago Board Options Exchange Market Volatility Index (VIX) is a gauge of the implied volatility of the S&P 500 options over the next 30 day period. Traditionally, a number above 20 is a level which indicates that investors are betting on future volatility. Consistent with a relatively flat market, volatility levels were relatively unchanged from the prior year.

Average daily closing value of VIX Index for the twelve months ending August 31:

2015	2014	2013	2012	2011	2010	2009	2008	2007
15.5	13.8	14.9	22.8	20.4	23.7	40.9	22.8	14.0
                Source: FactSet

While the overall performance was disappointing, the strategy once again achieved its annual targets for option premium income and dividend income. The total return of the Fund lagged equities as the strong bull market advanced with abnormal steadiness. Over time we believe the market will revert to its long term pattern of lower returns and higher volatility.

The Fund’s strategy seeks to invest in a proprietary portfolio of dividend-producing companies and writes covered call options and cash secured put options around those positions. This approach strives to generate the potential multiple sources of return that we describe in our Prospectus and may partially decouple the Fund's performance from the equity market, providing an alternative investment opportunity.

When the Fund launched, exchange listed options were available on a monthly basis, expiring on the third Friday of each month. Last year we noted the emerging availability of weekly options as a productive development in the U.S. options market.   The further one projects stock prices out into the future, the more uncertainty there is.  A core risk control of our strategy therefore has been to limit the duration of our option writing program.  Over the past fiscal year the availability of weekly options has allowed us to manage through the extended period of low volatility. When spreads to strike price for options two months out were not at levels we would accept, we were able to write options with significantly shorter durations in order to maintain our risk profile.

The options program generates significant portfolio income in the form of short-term capital gain. Due to the classification, these proceeds are not available to distribute quarterly as part of “net investment income.” However, the Fund may distribute estimates of short term capital gain more than once per year. This would allow us to respond to shareholder interest over the years for more frequent distributions. The potential disadvantage of this approach comes if the tally of capital gains & losses at year end is negative. At that point the Fund would need to notify shareholders that those prior gains need to be reclassified as return of capital.

In light of this, the Fund sought a conservative approach when it began distribution of estimated short term gains on June 30, 2015. Going forward, the Fund will seek to make modest distributions of short-term gains in March, June and September with a potentially larger final distribution along with long term gains in December. Changing the frequency of distributions has no impact on the investment program.

We thank you for your support and we believe the Fund will continue to grow as it attracts shareholders who share our quest for
▪	a low volatility equity alternative with liquidity and transparency;
▪	a durable source of portfolio income without an embedded interest rate bet; and
▪	prioritization of capital preservation.

Sincerely,

1

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DIVIDEND PLUS+ INCOME FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
AUGUST 31, 2015
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

The following chart reflects the change in the value of a hypothetical $50,000 investment in the Institutional Class, including reinvested dividends and distributions, in the Dividend Plus+ Income Fund (the “Fund”) compared with the performance of the benchmark, the S&P 500 Index ("S&P 500"), since inception. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total return of the S&P 500 includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the S&P 500 does not include expenses. The Fund is professionally managed while the S&P 500 is unmanaged and is not available for investment.

Comparison of Change in Value of a $50,000 Investment
Dividend Plus+ Income Fund - Institutional Class vs. S&P 500 Index

$110,000
$105,000
$100,000
$95,000
$90,000
$85,000
$80,000
$75,000
$70,000
$65,000
$60,000
$55,000
$50,000
$45,000
$40,000
09/23/10
02/28/11
08/31/11
02/29/12
08/31/12
02/28/13
08/31/13
02/28/14
08/31/14
02/28/15
08/31/15
$97,310
$65,641
Institutional Class
S&P 500 Index

Average Annual Total Returns Periods Ended August 31, 2015	One Year	Since Inception*
Dividend Plus+ Income Fund — Institutional Class	-1.99%	5.67%
Dividend Plus+ Income Fund — Investor Class	-2.33%	5.25%
S&P 500 Index	0.48%	14.44%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (877) 414-7884. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Institutional Class and Investor Class are 1.25% and 3.48%, respectively. However, the Fund's adviser has agreed to contractually waive its fees and/or reimburse expenses such that total operating expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation)  do not exceed 0.99% and 1.24% for Institutional Class and Investor Class,  respectively through at least January 1, 2016. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Net Annual Fund Operating Expenses of a class to exceed the Expense Cap in place at the time the fees were waived. During the period, certain fees were waived and/or expenses reimbursed, otherwise returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

2

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DIVIDEND PLUS+ INCOME FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2015
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

Shares	Security Description	Value

Common Stock - 47.3%
Communications - 2.5%
18,500	Comcast Corp., Class A (a)(b)	$1,042,105
35,900	Verizon Communications, Inc. (a)(b)	1,651,759
		2,693,864
Consumer Discretionary - 5.5%
62,000	Ford Motor Co. (a)(b)	859,940
18,700	Macy's, Inc. (a)(b)	1,096,007
11,200	McDonald's Corp. (a)(b)	1,064,224
14,800	The Home Depot, Inc. (a)(b)	1,723,608
10,700	The Walt Disney Co. (a)(b)	1,090,116
		5,833,895
Consumer Staples - 5.1%
5,600	CVS Health Corp. (a)(b)	573,440
9,200	Diageo PLC, ADR (a)(b)	978,604
4,000	Mondelez International, Inc., Class A (a)(b)	169,440
18,900	PepsiCo, Inc. (a)(b)	1,756,377
21,900	The Procter & Gamble Co. (a)(b)	1,547,673
7,000	Wal-Mart Stores, Inc. (a)	453,110
		5,478,644
Energy - 3.5%
14,000	Chevron Corp. (a)(b)	1,133,860
15,600	Occidental Petroleum Corp. (a)(b)	1,138,956
5,500	Schlumberger, Ltd. (a)(b)	425,535
21,800	The Williams Cos., Inc. (a)(b)	1,050,760
		3,749,111
Financials - 7.6%
13,900	ACE, Ltd. (a)(b)	1,420,024
81,500	Bank of America Corp. (a)(b)	1,331,710
25,900	JPMorgan Chase & Co. (a)(b)	1,660,190
20,300	MetLife, Inc. (a)(b)	1,017,030
21,200	NorthStar Asset Management Group, Inc. (a)(b)	356,160
80,200	NorthStar Realty Finance Corp. REIT (a)(b)	1,126,810
33,000	The Blackstone Group LP (a)(b)	1,130,250
		8,042,174
Health Care - 8.8%
29,600	Abbott Laboratories (a)(b)	1,340,584
11,100	Amgen, Inc. (a)(b)	1,684,758
14,200	Cardinal Health, Inc. (a)(b)	1,168,234
16,100	Johnson & Johnson (a)(b)	1,513,078
20,125	Medtronic PLC (a)(b)	1,454,836
39,900	Pfizer, Inc. (a)(b)	1,285,578
8,100	UnitedHealth Group, Inc. (a)(b)	937,170
		9,384,238
Industrials - 7.5%
63,700	General Electric Co. (a)(b)	1,581,034
11,300	Honeywell International, Inc. (a)(b)	1,121,751
14,900	Raytheon Co. (a)(b)	1,528,144
12,200	The Boeing Co. (a)(b)	1,594,296
7,200	United Parcel Service, Inc., Class B (a)(b)	703,080
16,400	United Technologies Corp. (a)(b)	1,502,404
		8,030,709

Shares	Security Description	Value

Information Technology - 4.9%
3,500	Apple, Inc. (a)(b)	$394,660
19,500	Cisco Systems, Inc. (a)(b)	504,660
59,600	EMC Corp. (a)(b)	1,482,252
52,200	Intel Corp. (a)(b)	1,489,788
8,100	Microsoft Corp. (a)(b)	352,512
18,000	QUALCOMM, Inc. (a)(b)	1,018,440
		5,242,312
Materials - 1.7%
24,500	E.I. du Pont de Nemours & Co. (a)(b)	1,261,750
12,500	International Paper Co. (a)(b)	539,250
		1,801,000
Utilities - 0.2%
6,700	Exelon Corp. (a)(b)	206,092

Total Common Stock (Cost $55,782,873)	50,462,039

Money Market Fund - 51.5%
54,912,333	Fidelity Institutional Cash Money Market Fund, 0.14% (c)(d)	54,912,333

Total Money Market Fund (Cost $54,912,333)	54,912,333

Total Investments - 98.8% (Cost $110,695,206)*	$105,374,372

Total Written Options - (1.3)% (Premiums Received $(1,070,308))*	(1,343,783)

Other Assets & Liabilities, Net – 2.5%	2,622,530
Net Assets – 100.0%	$106,653,119

See Notes to Financial Statements.                                                    3

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DIVIDEND PLUS+ INCOME FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
AUGUST 31, 2015
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (1.3)%

Call Options Written - (0.3)%
(80)	Abbott Laboratories	$52.50	09/15	$(800)
(73)	Abbott Laboratories	50.00	09/15	(2,044)
(48)	Abbott Laboratories	48.00	10/15	(4,752)
(57)	ACE, Ltd.	110.00	09/15	(1,852)
(46)	ACE, Ltd.	105.00	09/15	(5,658)
(37)	Amgen, Inc.	175.00	09/15	(259)
(16)	Amgen, Inc.	165.00	09/15	(976)
(16)	Amgen, Inc.	160.00	09/15	(2,432)
(29)	Amgen, Inc.	170.00	10/15	(3,799)
(16)	Apple, Inc.	125.00	10/15	(1,792)
(19)	Apple, Inc.	115.00	10/15	(8,417)
(279)	Bank of America Corp.	18.00	09/15	(558)
(53)	Bank of America Corp.	16.00	09/15	(3,445)
(106)	Bank of America Corp.	18.00	10/15	(1,590)
(151)	Bank of America Corp.	17.00	10/15	(6,342)
(40)	Cardinal Health, Inc.	90.00	09/15	(700)
(19)	Cardinal Health, Inc.	87.50	09/15	(475)
(17)	Cardinal Health, Inc.	85.00	09/15	(1,530)
(19)	Cardinal Health, Inc.	85.00	10/15	(3,268)
(19)	Chevron Corp.	95.00	09/15	(114)
(21)	Chevron Corp.	86.00	09/15	(1,795)
(19)	Chevron Corp.	80.00	09/15	(6,175)
(27)	Chevron Corp.	80.00	10/15	(11,340)
(27)	Cisco Systems, Inc.	29.00	09/15	(54)
(40)	Cisco Systems, Inc.	28.00	10/15	(720)
(19)	Comcast Corp., Class A	62.50	09/15	(114)
(19)	Comcast Corp., Class A	60.00	09/15	(513)
(27)	Comcast Corp., Class A	57.50	09/15	(2,538)
(53)	Comcast Corp., Class A	60.00	10/15	(4,081)
(12)	CVS Health Corp.	108.00	09/15	(918)
(14)	CVS Health Corp.	108.00	10/15	(1,442)
(13)	CVS Health Corp.	110.00	10/15	(1,105)
(32)	Diageo PLC, ADR	110.00	09/15	(3,680)
(16)	Diageo PLC, ADR	110.00	10/15	(3,920)
(30)	E.I. du Pont de Nemours & Co.	62.50	09/15	(30)

Contracts	Security Description	Strike Price	Exp. Date	Value
(27)	E.I. du Pont de Nemours & Co.	$60.00	09/15	$(81)
(40)	E.I. du Pont de Nemours & Co.	55.00	09/15	(1,000)
(34)	E.I. du Pont de Nemours & Co.	52.50	09/15	(3,026)
(27)	E.I. du Pont de Nemours & Co.	55.00	10/15	(1,917)
(27)	EMC Corp.	28.00	09/15	(189)
(120)	EMC Corp.	27.00	09/15	(1,560)
(80)	EMC Corp.	26.00	09/15	(2,480)
(53)	EMC Corp.	27.50	09/15	(822)
(106)	EMC Corp.	28.00	10/15	(2,544)
(67)	EMC Corp.	27.00	10/15	(2,613)
(40)	Exelon Corp.	34.00	09/15	(200)
(27)	Exelon Corp.	35.00	10/15	(405)
(48)	Ford Motor Co.	15.50	09/15	(48)
(67)	Ford Motor Co.	15.00	09/15	(67)
(173)	Ford Motor Co.	15.00	09/15	(1,211)
(53)	Ford Motor Co.	15.00	10/15	(689)
(120)	Ford Motor Co.	15.00	10/15	(2,160)
(119)	General Electric Co.	28.00	09/15	(119)
(67)	General Electric Co.	27.00	09/15	(134)
(53)	General Electric Co.	26.00	09/15	(663)
(53)	General Electric Co.	25.50	09/15	(1,405)
(141)	General Electric Co.	26.00	10/15	(3,948)
(27)	Honeywell International, Inc.	110.00	09/15	(162)
(44)	Honeywell International, Inc.	105.00	09/15	(1,672)
(16)	Honeywell International, Inc.	100.00	10/15	(5,240)
(93)	Intel Corp.	31.00	09/15	(605)
(67)	Intel Corp.	28.00	09/15	(7,470)
(53)	Intel Corp.	27.00	09/15	(9,990)
(27)	Intel Corp.	30.50	09/15	(500)
(67)	Intel Corp.	29.50	09/15	(3,082)
(40)	Intel Corp.	31.00	10/15	(1,480)
(53)	Intel Corp.	29.00	10/15	(5,724)
(27)	International Paper Co.	50.00	09/15	(27)
(16)	International Paper Co.	49.00	09/15	(144)
(21)	International Paper Co.	45.00	09/15	(1,050)
(19)	International Paper Co.	47.00	10/15	(1,007)
(21)	Johnson & Johnson	100.00	09/15	(231)
(54)	Johnson & Johnson	97.00	09/15	(3,348)
(27)	Johnson & Johnson	100.00	10/15	(1,782)

See Notes to Financial Statements.                                                          4

___________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
DIVIDEND PLUS+ INCOME FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
AUGUST 31, 2015
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

Contracts	Security Description	Strike Price	Exp. Date	Value
(21)	Johnson & Johnson	$97.50	10/15	$(2,793)
(46)	JPMorgan Chase & Co.	70.00	09/15	(414)
(27)	JPMorgan Chase & Co.	66.00	09/15	(2,079)
(27)	JPMorgan Chase & Co.	68.00	09/15	(1,215)
(40)	JPMorgan Chase & Co.	67.50	10/15	(3,720)
(21)	Macy's, Inc.	75.00	09/15	(21)
(27)	Macy's, Inc.	65.00	10/15	(1,053)
(27)	Macy's, Inc.	62.50	10/15	(2,700)
(36)	McDonald's Corp.	100.00	09/15	(1,584)
(19)	McDonald's Corp.	101.00	10/15	(1,454)
(30)	McDonald's Corp.	100.00	10/15	(3,450)
(75)	Medtronic PLC	80.00	09/15	(375)
(27)	Medtronic PLC	75.00	09/15	(1,728)
(21)	Medtronic PLC	79.00	09/15	(273)
(27)	Medtronic PLC	77.00	10/15	(1,499)
(16)	Medtronic PLC	75.00	10/15	(2,016)
(47)	MetLife, Inc.	57.50	09/15	(47)
(27)	MetLife, Inc.	50.00	09/15	(4,198)
(54)	MetLife, Inc.	52.50	10/15	(5,724)
(27)	Microsoft Corp.	48.00	09/15	(108)
(27)	Microsoft Corp.	46.00	10/15	(1,863)
(21)	Mondelez International, Inc., Class A	44.00	09/15	(1,155)
(19)	Mondelez International, Inc., Class A	41.00	09/15	(3,999)
(27)	NorthStar Asset Management Group, Inc.	20.00	09/15	(27)
(120)	NorthStar Asset Management Group, Inc.	17.50	09/15	(4,920)
(107)	NorthStar Realty Finance Corp. REIT	16.00	09/15	(107)
(213)	NorthStar Realty Finance Corp. REIT	15.00	09/15	(3,195)
(92)	NorthStar Realty Finance Corp. REIT	15.00	10/15	(92)
(27)	Occidental Petroleum Corp.	75.00	09/15	(3,051)
(19)	Occidental Petroleum Corp.	70.00	09/15	(7,362)

Contracts	Security Description	Strike Price	Exp. Date	Value
(21)	Occidental Petroleum Corp.	$78.00	09/15	$(1,260)
(19)	Occidental Petroleum Corp.	77.50	10/15	(2,346)
(21)	Occidental Petroleum Corp.	72.50	10/15	(6,867)
(40)	PepsiCo, Inc.	100.00	09/15	(200)
(21)	PepsiCo, Inc.	97.50	09/15	(378)
(27)	PepsiCo, Inc.	95.00	09/15	(1,620)
(40)	PepsiCo, Inc.	98.00	10/15	(1,400)
(27)	PepsiCo, Inc.	97.50	10/15	(1,782)
(241)	Pfizer, Inc.	36.00	09/15	(723)
(27)	Pfizer, Inc.	35.00	09/15	(162)
(53)	Pfizer, Inc.	35.00	10/15	(1,060)
(27)	QUALCOMM, Inc.	70.00	09/15	(27)
(27)	QUALCOMM, Inc.	67.50	09/15	(27)
(19)	QUALCOMM, Inc.	65.00	09/15	(19)
(19)	QUALCOMM, Inc.	60.00	09/15	(665)
(27)	QUALCOMM, Inc.	65.00	10/15	(756)
(27)	QUALCOMM, Inc.	62.50	10/15	(1,499)
(38)	Raytheon Co.	110.00	09/15	(950)
(65)	Raytheon Co.	105.00	09/15	(8,580)
(27)	Raytheon Co.	110.00	10/15	(2,295)
(16)	Schlumberger, Ltd.	87.50	09/15	(144)
(16)	Schlumberger, Ltd.	78.00	09/15	(3,376)
(16)	Schlumberger, Ltd.	82.50	10/15	(2,656)
(38)	The Blackstone Group LP	43.00	09/15	(152)
(54)	The Blackstone Group LP	42.00	09/15	(54)
(27)	The Blackstone Group LP	41.00	09/15	(27)
(27)	The Blackstone Group LP	39.00	09/15	(270)
(27)	The Blackstone Group LP	37.00	09/15	(675)
(27)	The Blackstone Group LP	35.00	09/15	(2,214)
(21)	The Blackstone Group LP	39.00	10/15	(315)
(19)	The Blackstone Group LP	37.00	10/15	(1,292)
(53)	The Blackstone Group LP	36.00	10/15	(5,618)
(15)	The Boeing Co.	147.00	09/15	(15)
(19)	The Boeing Co.	150.00	09/15	(95)
(16)	The Boeing Co.	135.00	09/15	(2,784)
(32)	The Boeing Co.	145.00	10/15	(2,432)
(59)	The Home Depot, Inc.	120.00	09/15	(5,192)

See Notes to Financial Statements.                                                       5

___________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
DIVIDEND PLUS+ INCOME FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
AUGUST 31, 2015
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

Contracts	Security Description	Strike Price	Exp. Date	Value
(19)	The Home Depot, Inc.	$125.00	09/15	$(570)
(32)	The Home Depot, Inc.	120.00	10/15	(6,944)
(42)	The Procter & Gamble Co.	82.50	09/15	(42)
(19)	The Procter & Gamble Co.	72.00	09/15	(1,539)
(21)	The Procter & Gamble Co.	75.00	10/15	(987)
(27)	The Procter & Gamble Co.	72.50	10/15	(3,429)
(13)	The Walt Disney Co.	125.00	09/15	(13)
(19)	The Walt Disney Co.	110.00	09/15	(361)
(35)	The Walt Disney Co.	110.00	10/15	(3,202)
(27)	The Williams Cos., Inc.	67.50	09/15	(513)
(40)	The Williams Cos., Inc.	52.50	09/15	(6,520)
(40)	The Williams Cos., Inc.	57.50	10/15	(4,600)
(21)	United Parcel Service, Inc., Class B	100.00	09/15	(2,163)
(14)	United Parcel Service, Inc., Class B	102.00	09/15	(987)
(21)	United Parcel Service, Inc., Class B	100.00	10/15	(3,969)
(19)	United Technologies Corp.	115.00	09/15	(19)
(37)	United Technologies Corp.	95.00	09/15	(2,590)
(20)	United Technologies Corp.	102.00	09/15	(200)
(21)	United Technologies Corp.	95.00	10/15	(3,633)
(21)	UnitedHealth Group, Inc.	130.00	09/15	(210)
(20)	UnitedHealth Group, Inc.	127.00	10/15	(1,090)
(19)	UnitedHealth Group, Inc.	126.00	10/15	(1,302)
(21)	UnitedHealth Group, Inc.	125.00	10/15	(3,066)
(80)	Verizon Communications, Inc.	49.00	09/15	(320)
(27)	Verizon Communications, Inc.	48.00	09/15	(324)

Contracts	Security Description	Strike Price	Exp. Date	Value
(40)	Verizon Communications, Inc.	$46.00	09/15	$(3,420)
(40)	Verizon Communications, Inc.	48.00	09/15	(720)
(27)	Verizon Communications, Inc.	47.50	10/15	(1,202)
(40)	Verizon Communications, Inc.	49.00	10/15	(600)
(64)	Verizon Communications, Inc.	47.00	10/15	(4,096)
(27)	Wal-Mart Stores, Inc.	65.00	09/15	(3,348)

Total Call Options Written (Premiums Received $(599,513))	(344,151)

Put Options Written - (1.0)%
(48)	Abbott Laboratories	48.00	09/15	(15,600)
(46)	Abbott Laboratories	47.00	09/15	(11,500)
(94)	Abbott Laboratories	46.00	09/15	(18,283)
(40)	Abbott Laboratories	40.00	10/15	(3,000)
(35)	ACE, Ltd.	105.00	09/15	(15,050)
(19)	ACE, Ltd.	100.00	09/15	(3,211)
(19)	ACE, Ltd.	95.00	10/15	(2,518)
(16)	Amgen, Inc.	155.00	09/15	(10,200)
(21)	Amgen, Inc.	150.00	09/15	(8,358)
(16)	Amgen, Inc.	145.00	10/15	(7,200)
(14)	Amgen, Inc.	130.00	10/15	(2,135)
(14)	Apple, Inc.	100.00	09/15	(1,050)
(16)	Apple, Inc.	95.00	10/15	(2,072)
(21)	Apple, Inc.	85.00	10/15	(1,302)
(19)	Apple, Inc.	65.00	10/15	(228)
(319)	Bank of America Corp.	17.00	09/15	(28,710)
(40)	Bank of America Corp.	16.00	09/15	(1,680)
(106)	Bank of America Corp.	16.00	10/15	(6,413)
(80)	Bank of America Corp.	15.00	10/15	(2,480)
(80)	Bank of America Corp.	12.00	10/15	(480)
(99)	Cardinal Health, Inc.	82.50	09/15	(20,790)
(15)	Cardinal Health, Inc.	80.00	09/15	(1,688)
(19)	Cardinal Health, Inc.	72.50	10/15	(998)
(26)	Chevron Corp.	95.00	09/15	(38,142)
(19)	Chevron Corp.	85.00	09/15	(9,557)
(27)	Chevron Corp.	60.00	10/15	(999)
(20)	Cisco Systems, Inc.	26.50	09/15	(1,440)

See Notes to Financial Statements.                                                       6

___________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
DIVIDEND PLUS+ INCOME FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
AUGUST 31, 2015
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

Contracts	Security Description	Strike Price	Exp. Date	Value
(27)	Cisco Systems, Inc.	$26.00	09/15	$(1,944)
(30)	Cisco Systems, Inc.	26.00	09/15	(2,460)
(42)	Cisco Systems, Inc.	25.00	10/15	(2,415)
(40)	Cisco Systems, Inc.	22.00	10/15	(640)
(27)	Comcast Corp., Class A	52.50	09/15	(1,431)
(19)	Comcast Corp., Class A	54.50	09/15	(2,138)
(38)	Comcast Corp., Class A	52.50	10/15	(4,636)
(14)	Comcast Corp., Class A	45.00	10/15	(490)
(16)	CVS Health Corp.	96.00	10/15	(1,872)
(32)	CVS Health Corp.	95.00	10/15	(4,336)
(32)	Diageo PLC, ADR	110.00	09/15	(15,520)
(19)	Diageo PLC, ADR	90.00	10/15	(1,045)
(21)	E.I. du Pont de Nemours & Co.	55.00	09/15	(7,770)
(27)	E.I. du Pont de Nemours & Co.	50.00	09/15	(2,187)
(19)	E.I. du Pont de Nemours & Co.	47.50	10/15	(1,387)
(21)	E.I. du Pont de Nemours & Co.	42.50	10/15	(525)
(27)	EMC Corp.	25.00	09/15	(2,079)
(40)	EMC Corp.	24.00	09/15	(1,600)
(54)	EMC Corp.	23.00	09/15	(1,134)
(27)	EMC Corp.	22.00	09/15	(257)
(53)	EMC Corp.	24.50	09/15	(3,392)
(93)	EMC Corp.	24.00	10/15	(7,719)
(146)	EMC Corp.	21.00	10/15	(3,285)
(21)	Exelon Corp.	31.00	09/15	(2,205)
(19)	Exelon Corp.	30.00	10/15	(1,900)
(37)	Ford Motor Co.	14.50	09/15	(2,461)
(67)	Ford Motor Co.	13.50	09/15	(737)
(159)	Ford Motor Co.	14.00	09/15	(7,950)
(53)	Ford Motor Co.	13.50	10/15	(2,438)
(80)	Ford Motor Co.	12.50	10/15	(1,520)
(80)	Ford Motor Co.	11.00	10/15	(720)
(120)	General Electric Co.	26.00	09/15	(18,360)
(211)	General Electric Co.	25.00	09/15	(15,192)
(26)	General Electric Co.	24.00	09/15	(832)
(80)	General Electric Co.	25.50	09/15	(9,040)
(27)	General Electric Co.	23.50	10/15	(1,026)
(99)	General Electric Co.	24.00	10/15	(6,435)
(53)	General Electric Co.	21.00	10/15	(795)

Contracts	Security Description	Strike Price	Exp. Date	Value
(32)	Honeywell International, Inc.	$100.00	09/15	$(8,576)
(19)	Honeywell International, Inc.	95.00	09/15	(2,033)
(46)	Honeywell International, Inc.	92.50	09/15	(3,312)
(16)	Honeywell International, Inc.	90.00	10/15	(1,920)
(67)	Intel Corp.	27.00	09/15	(2,077)
(80)	Intel Corp.	26.00	09/15	(1,440)
(54)	Intel Corp.	25.00	09/15	(567)
(40)	Intel Corp.	29.00	09/15	(4,420)
(27)	Intel Corp.	26.50	09/15	(851)
(40)	Intel Corp.	25.00	10/15	(1,360)
(53)	Intel Corp.	21.00	10/15	(477)
(27)	International Paper Co.	44.00	09/15	(4,482)
(42)	International Paper Co.	42.00	09/15	(3,255)
(27)	International Paper Co.	42.00	09/15	(2,646)
(27)	International Paper Co.	40.00	10/15	(1,539)
(19)	International Paper Co.	37.00	10/15	(855)
(40)	Johnson & Johnson	97.50	09/15	(15,800)
(27)	Johnson & Johnson	96.00	09/15	(7,992)
(43)	Johnson & Johnson	95.00	10/15	(14,190)
(21)	Johnson & Johnson	85.00	10/15	(1,827)
(19)	JPMorgan Chase & Co.	67.50	09/15	(6,935)
(46)	JPMorgan Chase & Co.	65.00	09/15	(9,522)
(27)	JPMorgan Chase & Co.	55.00	09/15	(459)
(53)	JPMorgan Chase & Co.	60.00	09/15	(3,816)
(21)	JPMorgan Chase & Co.	57.50	10/15	(1,764)
(40)	JPMorgan Chase & Co.	50.00	10/15	(1,080)
(27)	Macy's, Inc.	67.50	09/15	(24,502)
(19)	Macy's, Inc.	62.50	09/15	(8,550)
(51)	Macy's, Inc.	60.00	09/15	(13,311)
(19)	Macy's, Inc.	58.00	10/15	(3,657)
(27)	Macy's, Inc.	50.00	10/15	(1,283)
(35)	McDonald's Corp.	92.50	09/15	(3,675)
(21)	McDonald's Corp.	95.50	09/15	(5,365)
(19)	McDonald's Corp.	89.50	10/15	(2,014)
(16)	McDonald's Corp.	90.00	10/15	(2,032)

See Notes to Financial Statements.                                                    7

___________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
DIVIDEND PLUS+ INCOME FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
AUGUST 31, 2015
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

Contracts	Security Description	Strike Price	Exp. Date	Value
(16)	McDonald's Corp.	$85.00	10/15	$(864)
(48)	Medtronic PLC	75.00	09/15	(15,960)
(27)	Medtronic PLC	72.50	09/15	(5,130)
(21)	Medtronic PLC	70.00	09/15	(2,835)
(27)	Medtronic PLC	69.00	10/15	(3,861)
(27)	Medtronic PLC	65.00	10/15	(2,228)
(48)	MetLife, Inc.	52.50	09/15	(13,800)
(40)	MetLife, Inc.	51.00	09/15	(8,300)
(27)	MetLife, Inc.	50.00	10/15	(5,454)
(27)	MetLife, Inc.	40.00	10/15	(837)
(27)	Microsoft Corp.	40.00	09/15	(756)
(27)	Microsoft Corp.	43.00	10/15	(4,090)
(27)	Microsoft Corp.	36.00	10/15	(621)
(16)	Mondelez International, Inc., Class A	35.00	10/15	(336)
(59)	NorthStar Asset Management Group, Inc.	17.50	09/15	(6,785)
(104)	NorthStar Realty Finance Corp. REIT	14.00	09/15	(4,160)
(21)	Occidental Petroleum Corp.	60.00	09/15	(630)
(21)	Occidental Petroleum Corp.	60.00	10/15	(1,397)
(27)	Occidental Petroleum Corp.	55.00	10/15	(1,026)
(48)	PepsiCo, Inc.	95.00	09/15	(16,080)
(32)	PepsiCo, Inc.	90.00	09/15	(3,664)
(27)	PepsiCo, Inc.	85.00	10/15	(2,187)
(40)	Pfizer, Inc.	36.00	09/15	(14,100)
(40)	Pfizer, Inc.	34.00	09/15	(7,720)
(53)	Pfizer, Inc.	32.00	09/15	(3,710)
(27)	Pfizer, Inc.	30.00	09/15	(783)
(53)	Pfizer, Inc.	32.50	09/15	(5,459)
(27)	Pfizer, Inc.	33.00	10/15	(4,320)
(40)	QUALCOMM, Inc.	60.00	09/15	(15,200)
(27)	QUALCOMM, Inc.	57.50	09/15	(5,400)
(27)	QUALCOMM, Inc.	59.00	09/15	(8,437)
(27)	QUALCOMM, Inc.	55.00	10/15	(4,995)
(21)	QUALCOMM, Inc.	52.50	10/15	(2,310)
(19)	QUALCOMM, Inc.	45.00	10/15	(589)
(19)	Raytheon Co.	105.00	09/15	(7,125)
(19)	Raytheon Co.	100.00	09/15	(2,850)
(27)	Raytheon Co.	92.50	09/15	(891)
(40)	Raytheon Co.	90.00	10/15	(2,940)
(50)	Schlumberger, Ltd.	75.00	09/15	(7,650)
(14)	Schlumberger, Ltd.	65.00	10/15	(1,036)

Contracts	Security Description	Strike Price	Exp. Date	Value
(40)	The Blackstone Group LP	$38.00	09/15	$(16,000)
(40)	The Blackstone Group LP	37.00	09/15	(12,500)
(54)	The Blackstone Group LP	35.00	09/15	(8,640)
(21)	The Blackstone Group LP	30.00	09/15	(620)
(40)	The Blackstone Group LP	37.00	10/15	(12,960)
(21)	The Blackstone Group LP	33.50	10/15	(2,530)
(27)	The Blackstone Group LP	27.00	10/15	(648)
(15)	The Boeing Co.	135.00	09/15	(6,750)
(19)	The Boeing Co.	140.00	09/15	(18,050)
(35)	The Boeing Co.	125.00	09/15	(6,037)
(16)	The Boeing Co.	115.00	10/15	(2,256)
(19)	The Home Depot, Inc.	111.00	09/15	(1,967)
(27)	The Home Depot, Inc.	110.00	09/15	(2,268)
(21)	The Home Depot, Inc.	105.00	09/15	(756)
(19)	The Home Depot, Inc.	112.00	09/15	(3,192)
(19)	The Home Depot, Inc.	115.00	10/15	(6,745)
(16)	The Home Depot, Inc.	95.00	10/15	(720)
(20)	The Procter & Gamble Co.	80.00	09/15	(18,800)
(48)	The Procter & Gamble Co.	75.00	09/15	(21,600)
(14)	The Walt Disney Co.	115.00	09/15	(18,620)
(19)	The Walt Disney Co.	100.00	09/15	(4,465)
(13)	The Walt Disney Co.	105.00	10/15	(7,117)
(14)	The Walt Disney Co.	90.00	10/15	(1,463)
(16)	The Walt Disney Co.	75.00	10/15	(448)
(27)	The Williams Cos., Inc.	48.00	09/15	(9,855)
(40)	The Williams Cos., Inc.	47.00	09/15	(13,540)
(54)	The Williams Cos., Inc.	40.00	09/15	(7,506)
(40)	The Williams Cos., Inc.	36.00	10/15	(3,820)
(19)	The Williams Cos., Inc.	35.00	10/15	(1,596)
(19)	Time Warner, Inc.	65.00	09/15	(912)
(21)	Time Warner, Inc.	65.00	10/15	(2,572)

See Notes to Financial Statements.                                                    8

___________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
DIVIDEND PLUS+ INCOME FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
AUGUST 31, 2015
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

Contracts	Security Description	Strike Price	Exp. Date	Value
(16)	United Parcel Service, Inc., Class B	$100.00	09/15	$(5,280)
(16)	United Parcel Service, Inc., Class B	92.50	09/15	(984)
(21)	United Parcel Service, Inc., Class B	87.50	10/15	(1,365)
(21)	United Technologies Corp.	98.00	10/15	(13,492)
(21)	United Technologies Corp.	80.00	10/15	(1,491)
(19)	UnitedHealth Group, Inc.	115.00	09/15	(6,175)
(21)	UnitedHealth Group, Inc.	110.00	09/15	(3,412)
(19)	UnitedHealth Group, Inc.	112.00	10/15	(5,177)
(21)	UnitedHealth Group, Inc.	95.00	10/15	(1,554)
(40)	Verizon Communications, Inc.	46.00	09/15	(3,320)
(53)	Verizon Communications, Inc.	45.00	09/15	(2,491)
(40)	Verizon Communications, Inc.	46.50	09/15	(4,700)
(64)	Verizon Communications, Inc.	45.00	09/15	(3,808)
(27)	Verizon Communications, Inc.	42.50	10/15	(1,053)
(80)	Verizon Communications, Inc.	45.00	10/15	(8,640)
(40)	Verizon Communications, Inc.	39.00	10/15	(680)

Total Put Options Written (Premiums Received $(470,795))	(999,632)

Total Written Options - (1.3)% (Premiums Received $(1,070,308))	$(1,343,783)

See Notes to Financial Statements.                                                 9

___________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
DIVIDEND PLUS+ INCOME FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
AUGUST 31, 2015
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Variable rate security. Rate presented is as of August 31, 2015.
(d)	All or a portion of this security is held as collateral for written options.

* Cost for federal income tax purposes is $110,537,593 and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$514,170
Gross Unrealized Depreciation	(7,021,174)
Net Unrealized Depreciation	$(6,507,004)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of August 31, 2015.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Communications	$2,693,864	$-	$-	$2,693,864
Consumer Discretionary	5,833,895	-	-	5,833,895
Consumer Staples	5,478,644	-	-	5,478,644
Energy	3,749,111	-	-	3,749,111
Financials	8,042,174	-	-	8,042,174
Health Care	9,384,238	-	-	9,384,238
Industrials	8,030,709	-	-	8,030,709
Information Technology	5,242,312	-	-	5,242,312
Materials	1,801,000	-	-	1,801,000
Utilities	206,092	-	-	206,092
Money Market Fund	-	54,912,333	-	54,912,333
Total Investments At Value	$50,462,039	$54,912,333	$-	$105,374,372

Total Assets	$50,462,039	$54,912,333	$-	$105,374,372

Liabilities

Other Financial Instruments**

Written Options	(678,932)	(664,851)	-	(1,343,783)
Total Liabilities	$(678,932)	$(664,851)	$-	$(1,343,783)

**Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at year end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the year ended August 31, 2015.

AFA
PORTFOLIO HOLDINGS
% of Net Assets
Common Stock	47.3%
Money Market Fund***	51.5%
Written Options	(1.3)%
Other Assets and Liabilities	2.5%
100.0%
*** Used to meet the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund.

AFAPORTFOLIO HOLDINGS
% of Common Stock
Communications	5.3%
Consumer Discretionary	11.6%
Consumer Staples	10.9%
Energy	7.4%
Financials	15.9%
Health Care	18.6%
Industrials	15.9%
Information Technology	10.4%
Materials	3.6%
Utilities	0.4%
100.0%

See Notes to Financial Statements.                                                 10

___________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
DIVIDEND PLUS+ INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2015
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

	ASSETS
	Total investments, at value (Cost $110,695,206)	$105,374,372
	Deposits with brokers	3,735,100
	Receivables:
	Fund shares sold	138,400
	Investment securities sold	2,005
	Dividends	170,116
	Prepaid expenses	24,495
	Total Assets	109,444,488

	LIABILITIES
	Call options written, at value (Premiums received $599,513)	344,151
	Put options written, at value (Premiums received $470,795)	999,632
	Payables:
	Investment securities purchased	1,321,640
	Fund shares redeemed	13,388
	Accrued Liabilities:
Adviser	Investment adviser fees	57,187
	Trustees’ fees and expenses	15
	Fund services fees	17,194
	Other expenses	38,162
	Total Liabilities	2,791,369

	NET ASSETS	$106,653,119

	COMPONENTS OF NET ASSETS
	Paid-in capital	$109,767,166
	Undistributed net investment income	85,792
	Accumulated net realized gain	2,394,470
	Net unrealized depreciation	(5,594,309)
	NET ASSETS	$106,653,119

	SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
	Institutional Class	10,180,945
	Investor Class	75,708

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
	Institutional Class (based on net assets of $105,857,349)	$10.40
	Investor Class (based on net assets of $795,770)	$10.51

See Notes to Financial Statements.	11

DIVIDEND PLUS+ INCOME FUND STATEMENT OF OPERATIONS YEAR ENDED AUGUST 31, 2015

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $103)	$1,566,459
Total Investment Income	1,566,459
Adviser
EXPENSES
Investment adviser fees	771,527
Fund services fees	193,450
Transfer agent fees:
Institutional Class	7,770
Investor Class	2,616
Distribution fees:
Investor Class	2,171
Custodian fees	11,445
Registration fees:
Institutional Class	19,902
Investor Class	15,143
Professional fees	42,609
Trustees' fees and expenses	6,438
Miscellaneous expenses	84,912
Total Expenses	1,157,983
Fees waived and expenses reimbursed	(137,388)
Net Expenses	1,020,595

NET INVESTMENT INCOME	545,864

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(782,441)
Written options	4,326,841
Net realized gain	3,544,400
Net change in unrealized appreciation (depreciation) on:
Investments	(5,793,253)
Written options	(293,229)
Net change in unrealized appreciation (depreciation)	(6,086,482)
NET REALIZED AND UNREALIZED LOSS	(2,542,082)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,996,218)

See Notes to Financial Statements.	12

DIVIDEND PLUS+ INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

August 31, 2015	#	42247	#	#	41882
For the Year Ended August 31, 2015	For the Year Ended August 31, 2014
OPERATIONS
Net investment income	$545,864	$241,615
Net realized gain	3,544,400	6,918,143
Net change in unrealized appreciation (depreciation)	(6,086,482)	1,156,822
Increase (Decrease) in Net Assets Resulting from Operations	(1,996,218)	8,316,580

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(363,538)	(190,656)
Net realized gain:
Institutional Class	(7,137,677)	(4,268,681)
Investor Class	(66,579)	(56,071)
Total Distributions to Shareholders	(7,567,794)	(4,515,408)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Class	41,911,303	17,252,323
Investor Class	179,407	235,818
Reinvestment of distributions:
Institutional Class	7,335,452	4,378,523
Investor Class	64,779	54,219
Redemption of shares:
2	Institutional Class	(17,251,977)	(13,938,237)
1	Investor Class	(276,241)	(341,391)
Increase in Net Assets from Capital Share Transactions	31,962,723	7,641,255
Increase in Net Assets	22,398,711	11,442,427

NET ASSETS
Beginning of Year	84,254,408	72,811,981
End of Year (Including line (a))	$106,653,119	$84,254,408

SHARE TRANSACTIONS
Sale of shares:
Institutional Class	3,830,755	1,535,182
Investor Class	16,157	20,898
Reinvestment of distributions:
Institutional Class	697,316	407,843
Investor Class	6,109	5,011
Redemption of shares:
Institutional Class	(1,598,769)	(1,267,543)
Investor Class	(25,190)	(30,588)
Increase in Shares	2,926,378	670,803

(a)	Undistributed net investment income	$85,792	$59,608

See Notes to Financial Statements.	13

DIVIDEND PLUS+ INCOME FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Years Ended August 31,
	2015	2014	2013	2012	September 23, 2010 (a) through August 31, 2011
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning
of Period	$11.49	$10.93	$10.86	$10.26	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.06	0.04	0.06	0.07	0.06
Net realized and unrealized
gain (loss)	(0.29)	1.18	0.44	1.00	0.28
Total from Investment
Operations	(0.23)	1.22	0.50	1.07	0.34
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	(0.04)	(0.03)	(0.05)	(0.08)	(0.08)
Net realized gain	(0.82)	(0.63)	(0.38)	(0.39)	—	(c)
Total Distributions to Shareholders	(0.86)	(0.66)	(0.43)	(0.47)	(0.08)
NET ASSET VALUE, End
of Period	$10.40	$11.49	$10.93	$10.86	$10.26
TOTAL RETURN	(1.99)%	11.62%	4.81%	10.71%	3.42	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of
Period (000's omitted)	$105,857	$83,343	$71,896	$46,352	$25,929
Ratios to Average Net Assets:
Net investment income	0.53%	0.32%	0.52%	0.66%	0.61	%(e)
Net expenses	0.99%	0.99%	0.99%	0.99%	0.99	%(e)
Gross expenses (f)	1.11%	1.17%	1.21%	1.53%	2.45	%(e)
PORTFOLIO TURNOVER RATE	147%	203%	192%	102%	105	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	14

DIVIDEND PLUS+ INCOME FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Years Ended August 31,
	2015	2014	2013	2012	December 2, 2010 (a) through August 31, 2011
INVESTOR CLASS
NET ASSET VALUE, Beginning
of Period	$11.60	$11.00	$10.90	$10.27	$10.19
INVESTMENT OPERATIONS
Net investment income (b)	0.03	0.01	0.03	0.04	0.03
Net realized and unrealized
gain (loss)	(0.30)	1.22	0.45	1.00	0.10
Total from Investment
Operations	(0.27)	1.23	0.48	1.04	0.13
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	—	—	—	(0.02)	(0.05)
Net realized gain	(0.82)	(0.63)	(0.38)	(0.39)	—	(c)
Total Distributions to Shareholders	(0.82)	(0.63)	(0.38)	(0.41)	(0.05)
NET ASSET VALUE, End
of Period	$10.51	$11.60	$11.00	$10.90	$10.27
TOTAL RETURN	(2.33)%	11.62%	4.58%	10.35%	1.31	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of
Period (000's omitted)	$796	$912	$916	$6,070	$5,135
Ratios to Average Net Assets:
Net investment income	0.29%	0.07%	0.28%	0.43%	0.38	%(e)
Net expenses	1.24%	1.24%	1.24%	1.24%	1.24	%(e)
Gross expenses (f)	3.54%	3.40%	2.21%	2.12%	3.12	%(e)
PORTFOLIO TURNOVER RATE	147%	203%	192%	102%	105	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	15

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2015

Note 1. Organization

The Dividend Plus+ Income Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Class and Investor Class. Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund’s investment objective is income and long-term capital appreciation.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value ("NAV") than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of August 31, 2015, for the Fund’s investments is included in the Fund’s Notes to Schedules of Investments and Call and Put Options Written.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising

16

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2015

reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of August 31, 2015, are disclosed in the Fund’s Schedule of Call and Put Options Written.

Transactions in written options during the year ended August 31, 2015, were as follows:

	Calls		Puts
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums
Options Outstanding, August 31, 2014	(5,746)	$(425,790)	(4,788)	$(274,366)
Options written	(60,167)	(5,460,984)	(51,508)	(3,342,075)
Options terminated in closing transactions	15,471	1,502,665	8,571	545,410
Options exercised	9,545	1,171,078	4,102	267,049
Options expired	33,652	2,613,518	36,506	2,333,187
Options Outstanding, August 31, 2015	(7,245)	$(599,513)	(7,117)	$(470,795)

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of August 31, 2015, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, the risk of loss from such claims is considered remote.

17

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2015

Note 3. Fees and Expenses

Investment Adviser – MAI Capital Management, LLC, formerly known as MAI Wealth Advisors, LLC, (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Class shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Class.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Effective January 1, 2015, each Independent Trustee’s annual retainer is $50,000 ($66,000 for the Chairman), and the Audit Committee Chairman receives an additional $6,000 annually. Effective April 1, 2015, the Vice Chairman receives an additional $6,000 annually.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive its fees and/or reimburse expenses through January 1, 2016, to the extent necessary to maintain the total operating expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) at 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively. The contractual waivers may be changed or eliminated at any time with consent of the Board. During the year ended August 31, 2015, fees waived and expenses reimbursed were $137,388.

The Fund may pay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if (1) such payment is made within three years of the fees waived or expense reimbursement and (2) the resulting expenses do not exceed 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively. As of August 31, 2015, the amount of waived fees and reimbursed expenses subject to recapture by the Adviser are as follows:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
August 31, 2013	$153,539	August 31, 2016	$-
August 31, 2014	$153,301	August 31, 2017	$-
August 31, 2015	$137,388	August 31, 2018	$-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended August 31, 2015, were $88,441,047 and $70,870,653, respectively.

Note 6. Summary of Derivative Activity

The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to

18

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2015

achieve the exposure desired by the Adviser. The notional value of activity for the year ended August 31, 2015 for any derivative type that was held during the period is as follows:

Written Options	$(8,803,059)

The Fund’s use of derivatives during the year ended August 31, 2015, was limited to written options.

Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of August 31, 2015:

Location	Equity Contracts
Liability derivatives:
Call options written, at value	$(344,151)
Put options written, at value	(999,632)
Total liability derivatives	$(1,343,783)

Realized and unrealized gains and losses on derivatives contracts during the year ended August 31, 2015, by the Fund are recorded in the following locations on the Statement of Operations:

Location	Equity Contracts
Net realized gain (loss) on:
Written options	$4,326,841

Net change in unrealized appreciation (depreciation) on:
Written options	$(293,229)

Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at August 31, 2015. These amounts may be collateralized by cash or financial instruments.

	Gross Asset (Liability) as Presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Liabilities:
Over-the-counter derivatives*	$(1,343,783)	$1,343,783	$-	$-

*
Over-the-counter derivatives may consist of written options contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Call and Put Options Written.

**
The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Note 7. Federal Income Tax

Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:

2015	2014

Ordinary Income	$7,352,230	$4,404,655
Long-Term Capital Gain	215,564	110,753
	$7,567,794	$4,515,408

19

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2015

As of August 31, 2015, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$3,315,408
Undistributed Long-Term Gain	77,549
Unrealized Depreciation	(6,507,004)
Total	$(3,114,047)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to temporary book/tax differences relating to real estate investment trusts, partnerships, wash sales and straddles.

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended August 31, 2015. The following reclassification was the result of partnerships and real estate investment trusts and has no impact on the net assets of the Fund.

Undistributed Net Investment Income	$(156,142)
Accumulated Net Realized Gain	156,142

Note 8. Underlying Investment in Other Investment Companies

The Fund currently meets the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund by investing a portion of its assets in the Fidelity Institutional Money Market Fund and holding the shares in a segregated account pledged to the prime broker. The performance of the Fund may be directly affected by the performance of the Fidelity Institutional Money Market Fund. As of August 31, 2015, the percentage of net assets invested in the Fidelity Institutional Money Market Fund was 51.5%. The latest financial statements for the Fidelity Institutional Money Market Fund can be found at www.sec.gov.

Note 9. Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2015-07 (“ASU 2015-07”) eliminating the requirement for investments measured at net asset value to be categorized within the fair value hierarchy under GAAP and requiring the disclosure of sufficient information to reconcile the fair value of the remaining assets categorized within the fair value hierarchy to the financial statements. ASU 2015-07 is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of ASU 2015-07 will not have a material impact on the financial statements.

Note 10. Subsequent Events

Effective September 28, 2015, Dividend Plus+ Income Fund was renamed MAI Managed Volatility Fund.

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and, except as set forth above, there are no material subsequent events requiring financial statement disclosure.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Dividend Plus+ Income Fund
and the Board of Trustees of Forum Funds

We have audited the accompanying statement of assets and liabilities of the Dividend Plus+ Income Fund, a series of shares of beneficial interest in the Forum Funds, including the schedule of investments, as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period September 23, 2010 (commencement of operations) through August 31, 2011 for Institutional Class Shares and for the period December 2, 2010 (commencement of operations) through August 31, 2011 for Investor Class Shares.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2015 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dividend Plus+ Income Fund as of August 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
October 2, 2015

21

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION (Unaudited) AUGUST 31, 2015

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (877) 414-7884 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 414-7884 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2015, through August 31, 2015.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	March 1, 2015	August 31, 2015	Period*	Ratio*
Institutional Class
Actual	$1,000.00	$969.03	$4.91	0.99%
Hypothetical (5% return before taxes)	$1,000.00	$1,020.21	$5.04	0.99%
Investor Class
Actual	$1,000.00	$967.35	$6.15	1.24%
Hypothetical (5% return before taxes)	$1,000.00	$1,018.95	$6.31	1.24%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

22

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION (Unaudited) AUGUST 31, 2015

Federal Tax Status of Dividends Declared during the Fiscal Year

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 11.85% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 14.71% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code. The Fund also designates 95.06% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Keffer is considered an Interested Trustee due to his affiliation with Atlantic. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (877) 414-7884.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 1989 (Chairman since 2004)	Retired since 2003; formerly, Partner, Wolf, Block, Schorr and Solis-Cohen, LLP (law firm) 2002-2003; Partner, Thelen Reid & Priest LLP (law firm) 1995-2002.	26	None
Costas Azariadis Born: 1943	Trustee	Since 1989	Professor of Economics, Washington University since 2006.	26	None
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium-sized businesses in New England) since 1991.	26	None
David Tucker Born: 1958	Trustee; Vice Chairman	Since 2011 (Vice Chairman since 2015)	Director, Blue Sky Experience since 2008; Senior Vice President & General Counsel, American Century Companies 1998-2008.	36	Trustee, Forum Funds II and Forum ETF Trust
Interested Trustee
John Y. Keffer2 Born: 1942	Trustee; Vice Chairman	Since 1989	Chairman, Atlantic since 2008; President, Forum Investment Advisors, LLC since 2011; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	36	Director, Wintergreen Fund, Inc.; Trustee, Forum Funds II, Forum ETF Trust and ALTMFX Trust
1The Fund Complex includes the Trust, Forum Funds II and Forum ETF Trust and is overseen by different Boards of Trustees.
2Atlantic is a subsidiary of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

23

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION (Unaudited) AUGUST 31, 2015

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Officers
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Senior Vice President, Atlantic since 2008.	N/A	N/A
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Atlantic since 2008.	N/A	N/A
Zachary Tackett Born: 1988	Vice President; Secretary; Anti-Money Laundering Compliance Officer	Since 2014	Associate Counsel, Atlantic since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.	N/A	N/A
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Atlantic since 2008.	N/A	N/A
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic since 2008.	N/A	N/A
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
1The Fund Complex includes the Trust, Forum Funds II and Forum ETF Trust and is overseen by different Boards of Trustees.

24

Dividend Plus+ Income Fund

INVESTMENT ADVISER

MAI Capital Management, LLC
1360 E. Ninth Street, Suite 1100
Cleveland, OH 44114

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

244-ANR-0815

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted         a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(b)	There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(c)	There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(d)	Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $14,500 in 2014 and $14,500 in 2015.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2014 and $0 in 2015.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2014 and $3,000 in 2015.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2014 and $0 in 2015.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2014 and $0 in 2015. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By           /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date       October 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By    /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date   October 1, 2015

By    /s/ Karen Shaw
         Karen Shaw, Principal Financial Officer

Date   October 1, 2015